Segments - Schedule of Total Assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Total Assets [Line Items]
Total assets	$ 494,488,674	¥ 3,367,912,912	¥ 3,608,217,652
Operating Segments [Member]
Schedule of Total Assets [Line Items]
Total assets	494,488,674	3,367,912,912	3,608,217,652
Operating Segments [Member] | AR advertising services [Member]
Schedule of Total Assets [Line Items]
Total assets	$ 494,488,674	¥ 3,367,912,912	¥ 3,608,217,652